Document and Entity Information	Oct. 20, 2021
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000774569
Document Type	8-K
Document Period End Date	Oct. 20, 2021
Entity Registrant Name	CORTLAND BANCORP INC
Entity Incorporation State Country Code	OH
Entity File Number	001-38827
Entity Tax Identification Number	34-1451118
Entity Address, Address Line One	194 West Main Street
Entity Address, City or Town	Cortland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44410
City Area Code	(330)
Local Phone Number	637-8040
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, No Par Value
Trading Symbol	CLDB
Entity Emerging Growth Company	false